SEGMENTED INFORMATION - Schedule of Segmented Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Cash and restricted cash	$ 4,277,561	$ 2,860,447	$ 1,610,974	$ 1,134,884
Capital assets	1,140,147	1,235,299	1,255,985
Total	5,417,708	4,095,746	2,866,959
Net (loss) profit	2,247,957	1,306,183	355,855
Canada [Member]
Segment Reporting Information [Line Items]
Cash and restricted cash	3,704,205	1,708,013	815,526
Capital assets	0	0	0
Net (loss) profit	984,446	(791,818)	(526,836)
Ghana [Member]
Segment Reporting Information [Line Items]
Cash and restricted cash	573,356	1,152,434	795,448
Capital assets	1,140,147	1,235,299	1,255,985
Net (loss) profit	$ 1,263,511	$ 2,098,001	$ 882,691